UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments

Dryden Tax-Managed Funds-Dryden Large-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS
CONSUMER DISCRETIONARY 8.4%

Auto Components 0.2%
18,400	Gentex Corp.	$363,216
6,900	Goodyear Tire & Rubber Co. (The)(a)	198,168
1,100	TRW Automotive Holdings Corp.(a)	36,157

		597,541

Diversified Consumer Services 0.2%
11,500	Jackson Hewitt Tax Service, Inc.	312,800
13,900	Universal Technical Institute, Inc.(a)(b)	300,657

		613,457

Hotels, Restaurants & Leisure 2.1%
11,800	Darden Restaurants, Inc.	502,326
2,300	Jack in the Box, Inc.(a)(b)	147,177
53,900	McDonald’s Corp.	2,580,193
4,100	Morgans Hotel Group Co.(a)(b)	79,089
1,400	Papa John’s International, Inc.	38,402
68,000	YUM! Brands, Inc.	2,178,720

		5,525,907

Internet & Catalog Retail
2,300	IAC/InterActive Corp.(a)(b)	66,102

Media 3.3%
55,317	CBS Corp.(Class B)	1,754,655
3,487	Citadel Broadcasting Corp.	17,505
3,500	Comcast Corp. (Class A)(a)(b)	91,945
91,960	Disney (Walt) Co. (The)	3,034,680
13,800	Lamar Advertising Co.	821,514
26,100	McGraw-Hill Cos., Inc. (The)	1,579,050
57,700	Time Warner, Inc.	1,111,302
14,400	Viacom, Inc. (Class B)(a)	551,520

		8,962,171

Multiline Retail 1.4%
5,000	Family Dollar Stores, Inc.	148,100
16,400	J.C. Penney Co., Inc.	1,115,856
32,000	Kohl’s Corp.(a)	1,945,600
16,700	Macy’s, Inc.	602,369

		3,811,925

Specialty Retail 0.8%
24,000	Aeropostale, Inc.(a)	913,920

700	AnnTaylor Stores Corp.(a)	21,994
8,700	Asbury Automotive Group, Inc.	192,444
5,500	Gymboree Corp.(a)	236,775
11,200	Home Depot, Inc.	416,304
4,800	J. Crew Group, Inc.(a)	241,440
10,100	Midas, Inc.(a)(b)	183,517

		2,206,394

Textiles, Apparel & Luxury Goods 0.4%
19,000	Coach, Inc.(a)	863,740
9,900	Steven Madden, Ltd.	279,180

		1,142,920

CONSUMER STAPLES 8.8%

Beverages 1.8%
14,300	Anheuser-Busch Companies., Inc.	697,411
37,200	Coca-Cola Co.	1,938,492
6,100	Pepsi Bottling Group, Inc. (The)	204,106
29,594	PepsiCo, Inc.	1,941,958

		4,781,967

Food & Staples Retailing 2.4%
65,300	Kroger Co. (The)(b)	1,695,188
52,400	Safeway, Inc.	1,669,988
68,670	Wal-Mart Stores, Inc.	3,155,387

		6,520,563

Food Products 0.5%
18,838	Archer-Daniels-Midland Co.	632,957
2,100	General Mills, Inc.	116,802
17,529	Kraft Foods, Inc. (Class A)(b)	574,075
700	McCormick & Co., Inc.	23,912

		1,347,746

Household Products 2.5%
9,470	Colgate-Palmolive Co.	625,020
25,900	Kimberly-Clark Corp.	1,742,293
68,198	Procter & Gamble Co.	4,218,728

		6,586,041

Personal Products
5,300	Nu Skin Enterprises, Inc. (Class A)	82,256

Tobacco 1.6%
37,900	Altria Group, Inc.	2,519,213
30,700	Reynolds American, Inc.(b)	1,877,919

		4,397,132

ENERGY 12.1%

Energy Equipment & Services 3.2%
23,900	Dresser-Rand Group, Inc.(a)	886,690
5,400	FMC Technologies, Inc.(a)	494,208
54,200	Halliburton Co.(b)	1,952,284
23,200	Hornbeck Offshore Services, Inc.(a)	998,760
13,100	Noble Corp.	1,342,226
10,900	Schlumberger, Ltd.(b)	1,032,448
17,500	Transocean, Inc.(a)	1,880,375

		8,586,991

Oil, Gas & Consumable Fuels 8.9%
1,400	Anadarko Petroleum Corp.	70,462
21,900	Chesapeake Energy Corp.(b)	745,476
58,884	Chevron Corp.	5,020,450
24,000	ConocoPhillips	1,940,160
6,000	Devon Energy Corp.	447,660
138,009	Exxon Mobil Corp.	11,748,706
33,200	Marathon Oil Corp.	1,832,640
8,000	Occidental Petroleum Corp.	453,760
14,300	Sunoco, Inc.	954,096
11,200	Valero Energy Corp.	750,512

		23,963,922

FINANCIALS 19.3%

Capital Markets 4.7%
3,700	Bear Stearns Cos., Inc. (The)	448,514
9,100	Franklin Resources, Inc.	1,159,067
15,480	Goldman Sachs Group, Inc. (The)	2,915,503
41,900	Janus Capital Group, Inc.(b)	1,259,514
29,500	Lehman Brothers Holdings, Inc.	1,829,000
38,400	Merrill Lynch & Co., Inc.	2,849,280
35,700	Morgan Stanley	2,280,159

		12,741,037

Commercial Banks 2.2%
3,500	Ameris Bancorp	62,475
12,600	BB&T Corp.	471,492
2,600	Central Pacific Financial Corp.	73,346
18,900	KeyCorp	655,641
3,700	National City Corp.(b)	108,743
10,700	Pacific Capital Bancorp	223,630
19,591	U.S. Bancorp	586,750
32,700	Wachovia Corp.	1,543,767
67,020	Wells Fargo & Co.	2,263,266

		5,989,110

Consumer Finance 0.1%
6,200	Discover Financial Services(a)	142,910

Diversified Financial Services 6.3%
117,204	Bank of America Corp.	5,557,814
14,200	CIT Group, Inc.	584,756
117,770	Citigroup, Inc.	5,484,549
104,882	JPMorgan Chase & Co.	4,615,857
12,600	Moody’s Corp.(b)	677,880

		16,920,856

Insurance 5.6%
25,700	ACE, Ltd. (Bermuda)	1,483,404
32,800	Allstate Corp. (The)	1,743,320
61,595	American International Group, Inc.	3,953,166
17,850	Chubb Corp. (The)	899,819
30,500	Genworth Financial, Inc.(Class A)	930,860
7,100	Hartford Financial Services Group, Inc. (The)	652,277
3,200	Loews Corp.	151,680
14,300	MBIA, Inc.(b)	802,230
12,600	MetLife, Inc.(b)	758,772
45,497	Travelers Cos, Inc. (The)	2,310,338
16,300	XL Capital, Ltd. (Cayman Islands)	1,269,118

		14,954,984

Real Estate Investment Trusts 0.3%
11,200	Newcastle Investment Corp.	201,712
13,300	NorthStar Realty Finance Corp.(b)	134,197
19,200	Thornburg Mortgage, Inc.	488,064

		823,973

Thrifts & Mortgage Finance 0.1%
9,196	Countrywide Financial Corp.(b)	259,051

HEALTHCARE 13.1%

Biotechnology
1,300	Biogen Idec, Inc.(a)(b)	73,502
500	Genzyme Corp.(a)	31,535

		105,037

Healthcare Equipment & Supplies 1.8%
3,600	Alcon, Inc.	491,400
12,200	Baxter International, Inc.	641,720
30,900	Becton, Dickinson & Co.	2,359,524
23,100	Medtronic, Inc.	1,170,477
6,300	Quidel Corp.(a)	93,744

		4,756,865

Healthcare Providers & Services 3.5%
48,300	Aetna, Inc.	2,321,781
800	Cardinal Health, Inc.	52,584

2,200	Chemed Corp.	139,216
12,000	Cigna Corp.	619,680
4,200	Express Scripts, Inc.(a)(b)	210,546
2,800	Laboratory Corp. of America Holdings(a)	206,780
8,700	LCA-Vision, Inc.	308,937
60,400	UnitedHealth Group, Inc.	2,925,172
33,300	WellPoint, Inc.(a)	2,501,496

		9,286,192

Life Sciences, Tools & Services 0.8%
15,300	Charles River Laboratories International, Inc.(a)	783,054
2,000	Dionex Corp.(a)	136,020
5,300	PerkinElmer, Inc.	147,499
12,300	Thermo Fisher Scientific, Inc.(a)	642,183
7,400	Waters Corp.(a)	431,124

		2,139,880

Pharmaceuticals 7.0%
42,000	Abbott Laboratories	2,128,980
22,100	Allergan, Inc.	1,284,673
48,260	Eli Lilly & Co.	2,610,383
71,499	Johnson & Johnson	4,325,689
24,700	King Pharmaceuticals, Inc.(a)	420,147
61,900	Merck & Co., Inc.	3,073,335
140,207	Pfizer, Inc.	3,296,267
34,500	Wyeth	1,673,940

		18,813,414

INDUSTRIALS 13.2%

Aerospace/Defense 4.4%
27,900	Boeing Co.	2,885,697
9,900	Ceradyne, Inc.(a)(b)	738,837
9,100	Honeywell International, Inc.	523,341
4,200	L-3 Communications Holdings, Inc.	409,752
25,100	Lockheed Martin Corp.	2,471,848
34,800	Northrop Grumman Corp.	2,648,280
26,100	Raytheon Co.	1,444,896
9,100	United Technologies Corp.	664,027

		11,786,678

Air Freight & Logistics 0.2%
6,900	United Parcel Service, Inc. (Class B)(b)	522,468

Commercial Services & Supplies 1.3%
11,600	Avery Dennison Corp.	711,544
5,300	Huron Consulting Group, Inc.(a)(b)	360,029
16,600	Labor Ready, Inc.(a)	391,096
7,300	R. R. Donnelley & Sons Co.	308,498
17,000	Stericycle, Inc.(a)(b)	814,980
20,800	Waste Management, Inc.	791,024

		3,377,171

Construction & Engineering 0.3%
25,800	Quanta Services, Inc.(a)(b)
		733,494

Electrical Equipment 1.8%
8,200	Acuity Brands, Inc.	484,620
34,300	Emerson Electric Co.	1,614,501
2,200	Genlyte Group, Inc.(a)(b)	153,054
31,700	Rockwell Automation, Inc.	2,218,683
4,400	Thomas & Betts Corp.(a)	271,920

		4,742,778

Industrial Conglomerates 3.0%
10,200	3M Co.	906,984
188,200	General Electric Co.	7,294,632

		8,201,616

Machinery 1.7%
2,200	Deere & Co.	264,924
10,900	Eaton Corp.	1,059,262
9,300	Gardner Denver, Inc.(a)	386,787
25,700	Illinois Tool Works, Inc.(b)	1,414,785
14,300	Parker Hannifin Corp.	1,411,124

		4,536,882

Trading Companies & Distributors 0.5%
11,200	MSC Industrial Direct Co., Inc. (Class A)	563,248
8,700	W.W. Grainger, Inc.	760,032

		1,323,280

INFORMATION TECHNOLOGY 16.9%

Communications Equipment 1.5%
121,350	Cisco Systems, Inc.(a)	3,508,229
14,300	QUALCOMM, Inc.	595,595

		4,103,824

Computers & Peripherals 4.9%
1,290	Apple, Inc.(a)	169,970
163,570	EMC Corp.(a)	3,027,681
99,025	Hewlett-Packard Co.	4,558,121
49,170	International Business Machines Corp.	5,440,661

		13,196,433

Electronic Equipment & Instruments 0.8%
52,600	Agilent Technologies, Inc.(a)	2,006,690
300	Arrow Electronics, Inc.(a)	11,466
10,300	L-1 Identity Solutions, Inc.(a)(b)	176,542

		2,194,698

Internet Software & Services 0.8%
4,000	Google, Inc. (Class A)(a)(b)	2,040,000

IT Services 1.0%
45,400	Electronic Data Systems Corp.	1,225,346
27,300	Fiserv, Inc.(a)	1,349,166

		2,574,512

Office Electronics 0.4%
66,900	Xerox Corp.(a)	1,168,074

Semiconductors & Semiconductor Equipment 3.0%
2,000	Advanced Energy Industries, Inc.(a)	35,420
16,400	Altera Corp.(b)	380,480
17,700	Exar Corp.(a)	250,101
38,900	Intel Corp.	918,818
33,700	KLA-Tencor Corp.(b)	1,913,823
18,800	Lam Research Corp.(a)(b)	1,087,392
14,000	Silicon Image, Inc.(a)	95,480
33,200	Teradyne, Inc.(a)	520,908
58,100	Texas Instruments, Inc.	2,044,539
5,550	Varian Semiconductor Equipment Associates, Inc.(a)	260,850
10,100	Xilinx, Inc.	252,500
19,600	Zoran Corp.	369,460

		8,129,771

Software 4.5%
20,100	Adobe Systems, Inc.(a)(b)	809,829
8,100	BMC Software, Inc.(a)	232,632
13,800	Cadence Design System, Inc.(a)	295,320
27,900	Intuit, Inc.(a)	799,056
234,900	Microsoft Corp.	6,809,751
47,100	Oracle Corp.(a)	900,552
6,500	SPSS, Inc.(a)	266,760
105,700	Symantec Corp.(a)	2,029,440
6,500	TIBCO Software, Inc.(a)(b)	52,845

		12,196,185

MATERIALS 2.6%

Chemicals 1.0%
1,100	Air Products & Chemicals, Inc.	95,007
7,900	Ashland, Inc.	482,374
28,130	Dow Chemical Co. (The)	1,223,092
12,800	Monsanto Co.	824,960

		2,625,433

Construction Materials 0.3%
2,300	Eagle Materials, Inc.(b)	100,579
8,100	Vulcan Materials Co.(b)	775,332

		875,911

Containers & Packaging 0.5%
10,400	Ball Corp.	533,208
21,400	Pactiv Corp.(a)	676,454

		1,209,662

Metals & Mining 0.7%
50,500	Alcoa, Inc.	1,929,100

Paper & Forest Products 0.1%
7,800	International Paper Co.(b)	289,146

TELECOMMUNICATION SERVICES 3.3%

Diversified Telecommunication Services 2.6%
97,368	AT&T, Inc.	3,812,931
1,200	Atlantic Tele-Network, Inc.	35,016
14,000	CenturyTel, Inc.	642,180
52,700	Verizon Communications, Inc.	2,246,074
20,200	Windstream Corp.	277,952

		7,014,153

Wireless Telecommunication Services 0.7%
87,697	Sprint Nextel Corp.	1,800,409

UTILITIES 2.0%

Electric Utilities 0.7%
12,800	American Electric Power Co., Inc.	556,672
20,200	Duke Energy Corp.	344,006
600	Exelon Corp.	42,090
8,500	FirstEnergy Corp.(b)	516,375
6,900	Progress Energy, Inc.	301,254
2,100	Southern Co.	70,644

		1,831,041

Gas Utilities
1,400	Southwest Gas Corp.	43,512

Independent Power Producers & Energy Traders 0.8%
13,700	Constellation Energy Group, Inc.	1,148,060
26,400	NRG Energy, Inc.(a)(b)	1,017,720

		2,165,780

Multi-Utilities 0.5%
30,200	Consolidated Edison, Inc.(b)	1,319,136

	Total long-term investments (cost $213,483,967)	268,057,491

Principal Amount (000)
SHORT-TERM INVESTMENTS 11.0%

United States Government Security 0.1%

$150	United States Treasury Bill, 4.59%, 9/20/07(c)(d) (cost $149,045)	149,005

Shares
Affiliated Money Market Mutual Fund 10.9%
29,375,474	Dryden Core Investment Fund-Taxable Money Market Series(e)(f) (cost $29,375,474; includes $27,917,149 of cash collateral received for securities on loan)	29,375,474

	Total short-term investments (cost $29,524,519)	29,524,479

	Total Investments 110.7% (cost $243,008,486)(g)	297,581,970

	Liabilities in excess of other assets(h) (10.7%)	(28,672,679)

	Net Assets 100.0%	$268,909,291

(a)	Non- income producing security.
(b)	All or a portion of a security on loan. The aggregate market value of such securities is $26,607,877; cash collateral of $27,917,149 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments was $244,076,037 and net unrealized appreciation on investments for federal income tax purposes was $53,505,933 (gross unrealized appreciation of $56,339,900; gross unrealized depreciation of $2,833,967). The difference between the book and tax basis is attributable to deferred losses on wash sales.
(h)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at July 31, 2007:

Number of Contracts	Type	Expiration Date	Value at July 31, 2007	Value at Trade Date	Unrealized Depreciation
	Long Positions :
3	S&P 500 Index	Sept. 2007	$1,096,425	$1,128,663	$(32,238)

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax Managed Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2007

*	Print the name and title of each signing officer under his or her signature.